Matthews China Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.8%

	Shares	Value

CONSUMER DISCRETIONARY: 35.8%
Broadline Retail: 19.3%
Alibaba Group Holding, Ltd.[b]	236,700	$3,027,367
PDD Holdings, Inc. ADR[b]	24,885	1,888,771
JD.com, Inc. A Shares	81,200	1,779,171

		6,695,309

Hotels, Restaurants & Leisure: 8.4%
Meituan B Shares[b,c,d]	100,910	1,844,672
Galaxy Entertainment Group, Ltd.[b]	82,000	547,889
H World Group, Ltd. ADR[b]	10,501	514,339

		2,906,900

Specialty Retail: 2.3%
China Tourism Group Duty Free Corp., Ltd. A Shares	16,300	434,932
Zhongsheng Group Holdings, Ltd.	72,500	357,423

		792,355

Household Durables: 1.7%
Man Wah Holdings, Ltd.	550,000	453,315
Midea Group Co., Ltd. A Shares	18,800	147,311

		600,626

Automobile Components: 1.6%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	142,262	547,106

Automobiles: 1.5%
Yadea Group Holdings, Ltd.[c,d]	196,000	505,609

Diversified Consumer Services: 1.0%
China Education Group Holdings, Ltd.[d]	367,000	353,444

Total Consumer Discretionary		12,401,349

FINANCIALS: 18.1%
Capital Markets: 11.8%
CITIC Securities Co., Ltd. H Shares	725,000	1,547,908
China International Capital Corp., Ltd. H Shares[c,d]	765,200	1,534,309
Hong Kong Exchanges & Clearing, Ltd.	14,100	625,433
East Money Information Co., Ltd. A Shares	129,800	378,590

		4,086,240

Banks: 4.4%
China Merchants Bank Co., Ltd. A Shares	306,100	1,527,536

Insurance: 1.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	101,500	660,724

Total Financials		6,274,500

INFORMATION TECHNOLOGY: 10.5%
Software: 5.1%
Shanghai Baosight Software Co., Ltd. A Shares	79,580	674,436
Beijing Kingsoft Office Software, Inc. A Shares	7,460	513,824
Thunder Software Technology Co., Ltd. A Shares	22,200	350,264
Kingdee International Software Group Co., Ltd.[b]	143,000	231,716

		1,770,240

	Shares	Value

Semiconductors & Semiconductor Equipment: 2.9%
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	42,903	$407,895
LONGi Green Energy Technology Co., Ltd. A Shares	50,500	297,163
NAURA Technology Group Co., Ltd. A Shares	7,387	285,969

		991,027

Electronic Equipment, Instruments & Components: 2.5%
Zhejiang Supcon Technology Co., Ltd. A Shares	34,357	519,560
Wingtech Technology Co., Ltd. A Shares	43,200	347,560

		867,120

Total Information Technology		3,628,387

COMMUNICATION SERVICES: 9.0%
Interactive Media & Services: 5.1%
Tencent Holdings, Ltd.	35,600	1,749,627

Media: 2.3%
Focus Media Information Technology Co., Ltd. A Shares	792,011	792,322

Entertainment: 1.6%
Bilibili, Inc. ADR[b]	23,980	563,530

Total Communication Services		3,105,479

INDUSTRIALS: 8.4%
Machinery: 3.7%
Shenzhen Inovance Technology Co., Ltd. A Shares	57,200	585,552
Estun Automation Co., Ltd. A Shares	86,600	353,976
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	56,381	332,344

		1,271,872

Electrical Equipment: 3.4%
Contemporary Amperex Technology Co., Ltd. A Shares	12,000	709,537
Sungrow Power Supply Co., Ltd. A Shares	31,000	473,353

		1,182,890

Transportation Infrastructure: 1.3%
Shanghai International Airport Co., Ltd. A Shares[b]	57,352	465,427

Total Industrials		2,920,189

REAL ESTATE: 6.6%
Real Estate Management & Development: 6.6%
KE Holdings, Inc. ADR[b]	62,211	1,172,055
Country Garden Services Holdings Co., Ltd.	284,000	491,305
CIFI Holdings Group Co., Ltd.[e]	4,668,000	406,743
Times China Holdings, Ltd.[b]	2,255,000	215,447

Total Real Estate		2,285,550

CONSUMER STAPLES: 4.5%
Beverages: 2.9%
Wuliangye Yibin Co., Ltd. A Shares	25,400	728,641

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Matthews China Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	7,500	$297,497

		1,026,138

Consumer Staples Distribution & Retail: 1.6%
JD Health International, Inc.[b,c,d]	73,200	544,574

Total Consumer Staples		1,570,712

HEALTH CARE: 2.5%
Health Care Equipment & Supplies: 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	7,800	354,046
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	22,200	197,745

		551,791

Life Sciences Tools & Services: 0.9%
Wuxi Biologics Cayman, Inc.[b,c,d]	53,000	328,129

Total Health Care		879,920

MATERIALS: 1.9%
Chemicals: 1.9%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	57,437	417,439
Skshu Paint Co., Ltd. A Shares[b]	11,900	201,721
Wanhua Chemical Group Co., Ltd. A Shares	2,300	32,112

Total Materials		651,272

UTILITIES: 1.5%
Gas Utilities: 1.5%
ENN Energy Holdings, Ltd.	38,000	520,870

Total Utilities		520,870

TOTAL COMMON EQUITIES		34,238,228

(Cost $36,197,713)

SHORT-TERM INVESTMENT: 1.1%
	Shares	Value
MONEY MARKET FUNDS: 1.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64%[f]	374,165	374,165

(Cost $374,165)

TOTAL INVESTMENTS: 99.9%		$34,612,393
(Cost $36,571,878)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.1%		38,937

NET ASSETS: 100.0%		$34,651,330

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $4,757,292, which is 13.73% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $406,743 and 1.17% of net assets.

f	Rate shown is the current yield as of March 31, 2023.

ADR	American Depositary Receipt

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